INSURANCE PREMIUM INCOME - Schedule of Insurance Premium Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross premiums:
Net earned premiums	£ 9,059	£ 8,283	£ 8,615
Life insurance
Gross premiums:
Gross premiums	8,901	8,046	8,319
Net earned premiums	8,532	7,670	7,986
Non-life insurance
Gross premiums:
Net earned premiums	527	613	629
Life and pensions, excluding annuities | Life insurance
Gross premiums:
Gross premiums	7,711	7,515	6,941
Annuities | Life insurance
Gross premiums:
Gross premiums	1,190	531	1,378
Ceded reinsurance premiums
Gross premiums:
Gross premiums	£ 369	£ 376	£ 333